Note 18. Stockholders' Equity Narrative (Details) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 18, 2013 USD ($) $ / shares shares	Jun. 27, 2012 USD ($)	Aug. 17, 2012 shares	Sep. 30, 2012 USD ($) tranche price $ / shares shares	Sep. 30, 2013 USD ($)	Dec. 31, 2014 USD ($) votes_per_share $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) $ / shares	May. 29, 2014 shares	Aug. 20, 2012 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value						$ 60.9
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options						$ 21.3
Equity Offering Shares | shares	34,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period | shares			6,900,000			944,943
Preferred stock shares authorized | shares						50,000,000	50,000,000
Preferred stock par value | $ / shares						$ 0.01	$ 0.01
Preferred Stock, Shares Issued | shares						0
Common stock par value | $ / shares	$ 0.01					$ 0.01	$ 0.01
Sale of Stock, Price Per Share | $ / shares	7.25					$ 337,800,000.000
Number Of Votes Per Share Of Common Stock | votes_per_share						1
Dividends, Common Stock, Cash						$ 0.0
Common stock shares authorized | shares						700,000,000	300,000,000		700,000,000
Per share discount and commissions on common stock issuance | $ / shares	$ 0.29
Proceeds from Issuance or Sale of Equity	$ 239.6
Proceeds from Issuance of Common Stock		$ 10.4
Stock Repurchase Program, Authorized Amount						$ 1,000.0
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		15.00%
Optional Redeemable NCI Investment		$ 55.0
Temporary Equity, Accretion to Redemption Value								$ 1.6
Reclassification of Redeemable Non Controlling Interest to Liability					$ 14.9
Temporary Equity, Accretion to Redemption Value, Adjustment						2.4
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures | shares							16,500,000
Stock Price | $ / shares										$ 2.77
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures						$ 0.2
Granted (in shares) | shares						266,500
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Requirements, Achievement of Price Hurdles, Period						5 years
Performance Grant Hurdle Price 1 | $ / shares				$ 7.00
Performance Grant Hurdle Price 2 | $ / shares				10.00
Performance Grant Hurdle Price 3 | $ / shares				$ 15.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Fair Value				$ 11.0
Stock-based employee compensation						$ 34.9	$ 15.8	$ 18.4
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period (in years)						2 years
Total unrecognized compensation cost						$ 83.8
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						1 year 8 months 15 days
Granted | shares						5,531,025
Weighted-average fair value of restricted stock units per share on the date of grant | $ / shares						$ 18.80	$ 8.88	$ 3.06
Three-year cliff vesting period						3 years
Four Year Cliff Vesting Period						4 years
Five Year Cliff Vesting Period						5 years
Four-year ratable vesting						4 years
Grant date fair value of awards						$ 18.4
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period (in years)				1 year
Weighted-average grant-date fair value per share of options granted | $ / shares						$ 8.45	$ 4.03	$ 1.18
Total unrecognized compensation cost						$ 13.9
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						1 year 3 months 22 days
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares			2,000,000
Granted (in shares) | shares				9,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Contractual Term				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Tranches Award Vested | tranche				3
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting, Number of Price Hurdles | price				3
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Requirements, Achievement of Price Hurdles, Period				30 days
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for future grant under these plans | shares						12,900,000
Stock options vesting period (in years)						4 years
Share-based Compensation Arrangement by Share-based Payment Award, Contractual Term						10 years
Three-year cliff vesting period						3 years
Four Year Cliff Vesting Period						4 years
Five Year Cliff Vesting Period						5 years
Treasury Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock repurchases (in shares) | shares						0
Treasury Stock, Shares, Acquired From Inception | shares						9,000,000
Treasury Stock, Value, Acquired, Cost From Inception						$ 448.0
Terraform [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of awards						$ 30.0
Number of shares available for issuance | shares						8,600,000
Shares reserved for future issuance | shares						2,800,000
Stock-based employee compensation						$ 5.8